Consolidated Statements of Changes in Equity Statement - CAD ($) $ in Millions	Total	Common shares	Preferred shares	Issued capital Common shares	Issued capital Preferred shares	Contributed surplus	Deficit	Deficit Common shares	Deficit Preferred shares	Accumulated other comprehensive income		Attributable to shareholders	Attributable to shareholders Common shares	Attributable to shareholders Preferred shares	Attributable to non-controlling interests
Changes in equity [abstract]
Impact of change in accounting policy (Note 3)	$ (13)						$ (14)					$ (14)			$ 1
Adjusted beginning balance	4,372			$ 3,094	$ 942	$ 10	(1,223)			$ 489		3,312			1,060
Balance, beginning of year at Dec. 31, 2017	4,385			3,094	942	10	(1,209)			489	[1]	3,326			1,059
Changes in equity [abstract]
Net earnings (loss)	(90)						(198)					(198)			108
Other comprehensive income (loss)
Net gains on translating net assets of foreign operations, net of hedges and of tax	43									43	[1]	43
Net losses on derivatives designated as cash flow hedges, net of tax	(54)									(54)	[1]	(54)			0
Net actuarial gains on defined benefits plans, net of tax	15									15	[1]	15
Intercompany FVOCI investments	0									(16)	[1]	(16)			16
Total comprehensive income (loss)	(86)						(198)			(12)	[1]	(210)			124
Share dividends (Note 24)	(50)	$ (57)	$ (50)					$ (57)	$ (50)				$ (57)	$ (50)
Changes in non-controlling interests in TransAlta Renewables (Note 4(N) and 12)	157						20			4	[1]	24			133
Effect of share-based payment plans (Note 29)	1					1						1
Shares purchased under NCIB	(23)			(35)			12					(23)
Distributions paid, and payable, to non-controlling interests	(180)														(180)
Balance, end of year at Dec. 31, 2018	4,134			3,059	942	11	(1,496)			481	[1]	2,997			1,137
Changes in equity [abstract]
Impact of change in accounting policy (Note 3)	3						3					3			0
Adjusted beginning balance	4,137			3,059	942	11	(1,493)			481		3,000			1,137
Net earnings (loss)	176						82					82			94
Other comprehensive income (loss)
Net gains on translating net assets of foreign operations, net of hedges and of tax	(38)									(38)	[1]	(38)
Net losses on derivatives designated as cash flow hedges, net of tax	19									19	[1]	19
Net actuarial gains on defined benefits plans, net of tax	(26)									(26)	[1]	(26)
Intercompany FVOCI investments	0											17			(17)
Total comprehensive income (loss)	131						82			(28)	[1]	54			77
Share dividends (Note 24)	(30)	$ (34)	$ (30)					$ (34)	$ (30)				$ (34)	$ (30)
Changes in non-controlling interests in TransAlta Renewables (Note 4(N) and 12)	28						5			1	[1]	6			22
Effect of share-based payment plans (Note 29)	33			2		31						33
Shares purchased under NCIB	(68)			(83)			15					(68)
Distributions paid, and payable, to non-controlling interests	(135)														(135)
Balance, end of year at Dec. 31, 2019	$ 4,062			$ 2,978	$ 942	$ 42	$ (1,455)			$ 454	[1]	$ 2,961			$ 1,101

[1]	(1) Refer to Note 28 for details on components of, and changes in, accumulated other comprehensive income (loss).